Equity (Details) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of share capital, reserves and other equity interest [text block] [Abstract]
Shares outstanding (in Shares)	188,446,126,794	188,446,126,794
Increase in capital	$ 891,303
PercentageOfCapitalizationEarnings	40.00%
Retained earnings to reserves	$ 206,979	$ 220,838	$ 236,761
Obligations mature description	Debts classified as current are either demand obligations or will mature in one year or less.
Issuance expenses	$ 5,649
Deferred expense	$ 203